Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 344	$ 310
Amounts due to related parties (Note 8)	113	169
Accrued liabilities	3	40
Trade payables and accrued liabilities	$ 460	$ 519